INSPIRE FIDELIS MULTI FACTOR ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 99.8%
	AEROSPACE & DEFENSE - 2.6%
14,022	ATI, Inc.(a)	$2,293,859
5,130	Woodward, Inc.	1,984,079
		4,277,938
	ASSET MANAGEMENT - 3.0%
28,557	Federated Hermes, Inc.	1,599,478
98,325	Patria Investments Ltd., Class A	1,290,024
96,957	XP, Inc., Class A	2,087,484
		4,976,986
	AUTOMOTIVE - 0.9%
39,159	Standard Motor Products, Inc.	1,553,829

	BANKING - 3.8%
5,472	Credicorp Ltd.	1,895,392
188,271	Inter & Company, Inc., Class A	1,639,840
55,746	Northrim BanCorp, Inc.	1,309,474
37,620	Third Coast Bancshares, Inc.(a)	1,490,128
		6,334,834
	BEVERAGES - 1.2%
36,594	Celsius Holdings, Inc.(a)	1,961,804

	BIOTECH & PHARMA - 7.2%
64,467	Catalyst Pharmaceuticals, Inc.(a)	1,487,898
129,105	CorMedix, Inc.(a),(b)	920,519
75,753	Innoviva, Inc.(a)	1,739,289
9,234	Jazz Pharmaceuticals PLC(a)	1,754,645
2,736	Madrigal Pharmaceuticals, Inc.(a)	1,181,952
39,672	Royalty Pharma plc, Class A	1,833,243
83,106	Theravance Biopharma, Inc.(a)	1,516,685
3,078	United Therapeutics Corporation(a)	1,551,004
		11,985,235
	CONSUMER SERVICES - 0.9%
15,219	Covista, Inc.(a)	1,491,462

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INSPIRE FIDELIS MULTI FACTOR ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	CONTAINERS & PACKAGING - 1.9%
14,877	Crown Holdings, Inc.	$1,704,904
36,936	Sealed Air Corporation	1,546,880
		3,251,784
	ELECTRIC UTILITIES - 2.1%
47,025	Clearway Energy, Inc., Class C	1,801,528
9,918	NRG Energy, Inc.	1,774,925
		3,576,453
	ELECTRICAL EQUIPMENT - 2.0%
28,044	Allient, Inc.	1,846,417
16,074	Itron, Inc.(a)	1,510,152
		3,356,569
	ENGINEERING & CONSTRUCTION - 4.3%
2,565	EMCOR Group, Inc.	1,858,650
207,765	IHS Holding Ltd.(a)	1,662,120
123,291	Mistras Group, Inc.(a)	1,883,886
12,141	Primoris Services Corporation	1,829,892
		7,234,548
	ENTERTAINMENT CONTENT - 0.8%
11,286	NetEase, Inc. - ADR	1,297,551

	GAS & WATER UTILITIES - 0.9%
41,553	Consolidated Water Company Ltd.	1,572,781

	HEALTH CARE FACILITIES & SERVICES - 1.8%
14,193	Encompass Health Corporation	1,531,140
71,136	Pediatrix Medical Group, Inc.(a)	1,412,050
		2,943,190
	INDUSTRIAL INTERMEDIATE PRODUCTS - 2.0%
18,639	Strattec Security Corporation(a)	1,640,232
3,762	Valmont Industries, Inc.	1,730,257
		3,370,489
	INDUSTRIAL REIT - 1.0%
276,507	Industrial Logistics Properties Trust	1,620,331

2

INSPIRE FIDELIS MULTI FACTOR ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 2.0%
4,446	Evercore, Inc., Class A	$1,373,103
27,480	Interactive Brokers Group, Inc., Class A	1,956,301
		3,329,404
	INSURANCE - 4.7%
54,378	Hamilton Insurance Group Ltd.(a)	1,717,800
8,208	HCI Group, Inc.	1,448,055
16,416	Mercury General Corporation	1,486,961
5,643	RenaissanceRe Holdings Ltd.	1,706,782
45,315	Universal Insurance Holdings, Inc.	1,593,729
		7,953,327
	INTERNET MEDIA & SERVICES - 1.9%
55,578	EverQuote, Inc.(a)	878,132
63,441	HealthStream, Inc.	1,346,853
74,898	Upwork, Inc.(a)	1,005,131
		3,230,116
	LEISURE FACILITIES & SERVICES - 2.1%
56,088	Cracker Barrel Old Country Store, Inc.(b)	1,835,199
31,635	Yum China Holdings, Inc.	1,737,078
		3,572,277
	LEISURE PRODUCTS - 1.1%
127,395	Callaway Golf Company(a)	1,791,174

	MACHINERY - 3.2%
13,680	Federal Signal Corporation	1,592,762
6,327	Lincoln Electric Holdings, Inc.	1,816,165
39,843	Thermon Group Holdings, Inc.(a)	2,023,228
		5,432,155
	MEDICAL EQUIPMENT & DEVICES - 0.7%
76,608	SI-BONE, Inc.(a)	1,188,956

	METALS & MINING - 5.6%
17,784	Anglogold Ashanti plc	2,272,262
56,601	Contango ORE, Inc.(a)	1,701,992
75,240	Harmony Gold Mining Company Ltd. - ADR	1,711,710
3

INSPIRE FIDELIS MULTI FACTOR ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	METALS & MINING - 5.6% (Continued)
13,509	Kaiser Aluminum Corporation	$1,758,061
15,390	Newmont Corporation	2,000,700
		9,444,725
	OIL & GAS PRODUCERS - 4.2%
28,728	MPLX, L.P.	1,693,228
86,355	Plains All American Pipeline, L.P.	1,805,683
9,405	Valero Energy Corporation	1,924,639
38,988	Western Midstream Partners, L.P.	1,621,511
		7,045,061
	OIL & GAS SERVICES & EQUIPMENT - 4.5%
104,994	National Energy Services Reunited Corporation(a)	2,630,100
34,884	TechnipFMC plc	2,313,158
389,538	Transocean Ltd.(a)	2,524,206
		7,467,464
	RETAIL - CONSUMER STAPLES - 2.6%
16,074	BJ's Wholesale Club Holdings, Inc.(a)	1,587,950
2,736	Casey's General Stores, Inc.	1,875,775
116,280	OptimizeRx Corporation(a)	881,402
		4,345,127
	RETAIL - DISCRETIONARY - 5.6%
99,351	Driven Brands Holdings, Inc.(a)	1,092,861
119,358	Envela Corporation(a)	1,606,559
9,576	FirstCash Holdings, Inc.	1,846,157
23,256	Freshpet, Inc.(a)	1,963,969
61,560	Haverty Furniture Companies, Inc.	1,465,744
54,720	National Vision Holdings, Inc.(a)	1,475,798
		9,451,088
	SEMICONDUCTORS - 5.8%
38,646	Amkor Technology, Inc.	1,848,052
12,654	Cirrus Logic, Inc.(a)	1,785,732
9,747	MKS, Inc.	2,382,751
45,999	Photronics, Inc.(a)	1,721,743
189,126	United Microelectronics Corporation - ADR(b)	1,974,476
		9,712,754
4

INSPIRE FIDELIS MULTI FACTOR ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	SOFTWARE - 6.0%
74,556	Alignment Healthcare, Inc.(a)	$1,432,966
443,061	Clarivate plc(a)	1,019,040
646,380	Definitive Healthcare Corporation(a)	827,366
34,884	Digi International, Inc.(a)	1,703,038
36,765	GigaCloud Technology, Inc., Class A(a)	1,630,161
144,837	Mitek Systems, Inc.(a)	2,111,724
17,442	SS&C Technologies Holdings, Inc.	1,313,208
		10,037,503
	SPECIALTY FINANCE - 2.2%
10,773	AerCap Holdings N.V.	1,609,917
77,805	EZCORP, Inc., Class A(a)	2,064,167
		3,674,084
	STEEL - 1.1%
4,788	Carpenter Technology Corporation	1,905,959

	TECHNOLOGY HARDWARE - 3.0%
4,788	InterDigital, Inc.	1,754,945
38,988	NCR Atleos Corporation(a)	1,726,389
55,062	NetScout Systems, Inc.(a)	1,608,361
		5,089,695
	TECHNOLOGY SERVICES - 3.6%
2,736	CACI International, Inc., Class A(a)	1,669,425
8,208	Jack Henry & Associates, Inc.	1,333,472
17,271	MAXIMUS, Inc.	1,305,860
105,678	StoneCompany Ltd.(a)	1,775,391
		6,084,148
	TELECOMMUNICATIONS - 2.4%
92,682	Iridium Communications, Inc.	2,219,734
39,159	Telephone and Data Systems, Inc.	1,752,365
		3,972,099
	TRANSPORTATION & LOGISTICS - 1.1%
7,866	JB Hunt Transport Services, Inc.	1,836,003

	TOTAL COMMON STOCKS (Cost $149,851,958)	167,368,903

5

INSPIRE FIDELIS MULTI FACTOR ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COLLATERAL FOR SECURITIES LOANED – 2.5%
	MONEY MARKET FUND - 2.5%
4,180,335	Fidelity Investments Money Market Government Portfolio - Institutional Class, 3.59% (Cost $4,180,335) (c) d)	$4,180,335

	TOTAL INVESTMENTS - 102.3% (Cost $154,032,293)	$171,549,238
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.3)%	(3,932,385)
	NET ASSETS - 100.0%	$167,616,853

ADR	- American Depositary Receipt
LP	- Limited Partnership
LTD	- Limited Company
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of February 28, 2026 was $4,065,467.
(c)	Security was purchased with cash received as collateral for securities on loan at February 28, 2026. Total collateral had a value of $4,180,335 at February 28, 2026.
(d)	Rate disclosed is the seven day effective yield as of February 28, 2026.

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